DEFERRED CHARGES (Details) - Schedule of estimated aggregate amortization expense	Jul. 31, 2023 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
2024	$ 450,921
2025	409,707
2026	382,234
2027	323,830
2028	$ 315,434